Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

			Average		Value of Initial Fixed $100 Investment on December 31, 2020 Based On:
Year (a)	Summary Compensation Table Total for PEO(1) ($) (b)	Compensation Actually Paid to PEO(2) ($) (c)	Summary Compensation Table Total for Other NEOs(1)(2) ($) (d)	Average Compensation Actually Paid to Other NEOs(1)(2) ($) (e)	Total Shareholder Return(3) ($) (f)	Peer Group Total Shareholder Return(3) ($) (g)	Net Income(4) ($) (millions) (h)	Pre-Tax Income(5) ($) (millions) (i)
2025	19,222,401	105,500,600	7,778,574	33,136,129	177	88	5,005	6,799
2024	27,117,069	56,429,052	8,919,676	16,903,211	152	83	3,457	7,052
2023	34,214,328	39,811,315	12,332,605	14,136,612	101	83	4,609	7,021
2022	9,606,387	7,613,922	5,087,831	3,861,941	82	64	1,318	3,619
2021	12,360,420	11,616,466	6,115,487	6,028,546	97	98	280	(3,144)

Company Selected Measure Name	Pre-Tax Income
Named Executive Officers, Footnote
(1)	The PEO reflected in columns (b) and (c) is Edward H. Bastian for all years shown and the Other NEOs reflected in columns (d) and (e) represent the following individuals for each of the years shown:
2025: Glen W. Hauenstein, Alain Bellemare, Peter W. Carter, and Daniel C. Janki
2024: Glen W. Hauenstein, Alain Bellemare, Peter W. Carter, Daniel C. Janki and Michael L. Spanos
2023: Glen W. Hauenstein, Peter W. Carter, Daniel C. Janki and Michael L. Spanos
2022: Glen W. Hauenstein, Alain Bellemare, Peter W. Carter and Daniel C. Janki
2021: Glen W. Hauenstein, Alain Bellemare, Peter W. Carter, Daniel C. Janki, William C. Carroll and Garrett L. Chase

Peer Group Issuers, Footnote [Text Block]
(3)	Amounts rounded to nearest whole dollar amount. The peer group used in this disclosure is the NYSE ARCA Airline Index, which is the same peer group used in Item 5 of our Form 10-K.

PEO Total Compensation Amount	$ 19,222,401	$ 27,117,069	$ 34,214,328	$ 9,606,387	$ 12,360,420
PEO Actually Paid Compensation Amount	$ 105,500,600	56,429,052	39,811,315	7,613,922	11,616,466
Adjustment To PEO Compensation, Footnote
(2)	The table below describes the adjustments, each of which is required by SEC rules, to calculate the CAP amounts from the SCT Totals of our PEO (columns (b) and (c)) and the average CAP amounts from the average SCT Totals of the Other NEOs (columns (d) and (e)). The SCT Totals and CAP amounts do not reflect the actual amount of compensation earned by or paid to our named executive officers during the applicable years.

	2025 ($)
Adjustments	PEO	Other NEOs Average
SCT Total	19,222,401	7,778,574
› (Deduct) aggregate change in actuarial present value included in SCT Total for covered fiscal year	-	-
› Add pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in covered fiscal year(a)	-	-
› (Deduct) aggregate value of stock awards and option awards included in SCT Total for covered fiscal year	(11,914,231)	(4,210,416)
› Add fair value at year-end of awards granted during covered fiscal year that are outstanding and unvested as of end of covered fiscal year	11,972,888	4,231,145
› Add/(Deduct) change in fair value as of end of covered fiscal year (from end of prior fiscal year) for awards granted in any prior fiscal year that are outstanding and unvested at end of covered fiscal year	14,769,404	5,506,500
› Add fair value at vesting date for awards that are granted and vested in the same year	-	-
› Add/(Deduct) change in fair value as of vesting date (from end of prior fiscal year) of awards granted in prior fiscal years that vested at end of or during covered fiscal year	70,089,318	19,413,698
› (Deduct) fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during covered fiscal year	-	-
› Add dividends or other earnings paid on awards in covered fiscal year if not otherwise included in SCT Total for covered fiscal year	1,360,820	416,629
CAP Amount	105,500,600	33,136,129
(a)	There is no added pension service cost for any of the years shown, as the benefits were frozen in 2005. None of the Other NEOs are eligible for pension benefits.

Non-PEO NEO Average Total Compensation Amount	$ 7,778,574	8,919,676	12,332,605	5,087,831	6,115,487
Non-PEO NEO Average Compensation Actually Paid Amount	$ 33,136,129	16,903,211	14,136,612	3,861,941	6,028,546
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The table below describes the adjustments, each of which is required by SEC rules, to calculate the CAP amounts from the SCT Totals of our PEO (columns (b) and (c)) and the average CAP amounts from the average SCT Totals of the Other NEOs (columns (d) and (e)). The SCT Totals and CAP amounts do not reflect the actual amount of compensation earned by or paid to our named executive officers during the applicable years.

	2025 ($)
Adjustments	PEO	Other NEOs Average
SCT Total	19,222,401	7,778,574
› (Deduct) aggregate change in actuarial present value included in SCT Total for covered fiscal year	-	-
› Add pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in covered fiscal year(a)	-	-
› (Deduct) aggregate value of stock awards and option awards included in SCT Total for covered fiscal year	(11,914,231)	(4,210,416)
› Add fair value at year-end of awards granted during covered fiscal year that are outstanding and unvested as of end of covered fiscal year	11,972,888	4,231,145
› Add/(Deduct) change in fair value as of end of covered fiscal year (from end of prior fiscal year) for awards granted in any prior fiscal year that are outstanding and unvested at end of covered fiscal year	14,769,404	5,506,500
› Add fair value at vesting date for awards that are granted and vested in the same year	-	-
› Add/(Deduct) change in fair value as of vesting date (from end of prior fiscal year) of awards granted in prior fiscal years that vested at end of or during covered fiscal year	70,089,318	19,413,698
› (Deduct) fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during covered fiscal year	-	-
› Add dividends or other earnings paid on awards in covered fiscal year if not otherwise included in SCT Total for covered fiscal year	1,360,820	416,629
CAP Amount	105,500,600	33,136,129
(a)	There is no added pension service cost for any of the years shown, as the benefits were frozen in 2005. None of the Other NEOs are eligible for pension benefits.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP vs. Company/Peer Group Total Shareholder Return CAP vs. Company/Peer Group Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]	CAP vs. GAAP Net Income CAP vs. GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP vs. Pre-Tax Income (non-GAAP) CAP vs. Pre-Tax Income (non-GAAP)
Tabular List [Table Text Block]

Most Important Financial Performance Measures

The list below represents, in Delta’s assessment, the most important performance measures used to link CAP for the named executive officers to company performance for 2025. For further information regarding these financial performance measures and their function in Delta’s executive compensation program, see “Compensation Discussion and Analysis—Elements of Compensation—Performance Measure Selection” beginning on page 33.

Financial Performance Measures
Cumulative Free Cash Flow (non-GAAP)
Pre-Tax Income (non-GAAP) (Company-Selected Measure)
Total Revenue Per Available Seat Mile (TRASM) (non-GAAP)

Total Shareholder Return Amount	$ 177	152	101	82	97
Peer Group Total Shareholder Return Amount	88	83	83	64	98
Net Income (Loss) Attributable to Parent	$ 5,005,000,000	$ 3,457,000,000	$ 4,609,000,000	$ 1,318,000,000	$ 280,000,000
Company Selected Measure Amount	6,799,000,000	7,052,000,000	7,021,000,000	3,619,000,000	(3,144,000,000)
PEO Name	Edward H. Bastian	Edward H. Bastian	Edward H. Bastian	Edward H. Bastian	Edward H. Bastian
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Income
Non-GAAP Measure Description [Text Block]
(5)	Pre-Tax Income is the financial measure from the tabular list of Financial Performance Measures below that in Delta’s assessment represents the most important financial performance measure used by the company to link CAP for the named executive officers to Delta’s performance for the displayed years. This financial measure is also the measure used under our broad-based Profit Sharing Program, thereby aligning the interest of Delta management with our employees. Pre-Tax Income as used in this proxy statement is a non-GAAP financial measure.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Cumulative Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Revenue Per Available Seat Mile
Deduct Aggregate Change In Actuarial Present Value Included In S C T Total For Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (0)
Deduct Aggregate Change In Actuarial Present Value Included In S C T Total For Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Add Pension Value Attributable To Covered Fiscal Years Service And Any Change In Pension Value Attributable To Plan Amendments Made In Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Add Pension Value Attributable To Covered Fiscal Years Service And Any Change In Pension Value Attributable To Plan Amendments Made In Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Deduct Aggregate Value Of Stock Awards And Option Awards Included In S C T Total For Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,914,231)
Deduct Aggregate Value Of Stock Awards And Option Awards Included In S C T Total For Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,210,416)
Add Fair Value At Year End Of Awards Granted During Covered Fiscal Year That Are Outstanding And Unvested As Of End Of Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,972,888
Add Fair Value At Year End Of Awards Granted During Covered Fiscal Year That Are Outstanding And Unvested As Of End Of Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,231,145
Adddeduct Change In Fair Value As Of End Of Covered Fiscal Year From End Of Prior Fiscal Year For Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested At End Of Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,769,404
Adddeduct Change In Fair Value As Of End Of Covered Fiscal Year From End Of Prior Fiscal Year For Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested At End Of Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,506,500
Add Fair Value At Vesting Date For Awards That Are Granted And Vested In The Same Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Add Fair Value At Vesting Date For Awards That Are Granted And Vested In The Same Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Adddeduct Change In Fair Value As Of Vesting Date From End Of Prior Fiscal Year Of Awards Granted In Prior Fiscal Years That Vested At End Of Or During Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	70,089,318
Adddeduct Change In Fair Value As Of Vesting Date From End Of Prior Fiscal Year Of Awards Granted In Prior Fiscal Years That Vested At End Of Or During Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,413,698
Deduct Fair Value At End Of Prior Fiscal Year Of Awards Granted In Any Prior Fiscal Year That Failed To Meet The Applicable Vesting Conditions During Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Deduct Fair Value At End Of Prior Fiscal Year Of Awards Granted In Any Prior Fiscal Year That Failed To Meet The Applicable Vesting Conditions During Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Add Dividends Or Other Earnings Paid On Awards In Covered Fiscal Year If Not Otherwise Included In S C T Total For Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,360,820
Add Dividends Or Other Earnings Paid On Awards In Covered Fiscal Year If Not Otherwise Included In S C T Total For Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 416,629